Reserves - Summary of Reserves (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reserves within equity [line items]
Beginning balance	€ 3,823	€ 4,592	€ 2,561
Exchange differences on translation of foreign operations	(14)	8	3
Reclassification	386	(777)	2,028
Ending balance	4,195	3,823	4,592
Legal reserve for capitalized development costs [member]
Disclosure of reserves within equity [line items]
Beginning balance	3,812	4,589	2,561
Exchange differences on translation of foreign operations	0	0	0
Reclassification	386	(777)	2,028
Ending balance	4,198	3,812	4,589
Foreign currency translation reserve [member]
Disclosure of reserves within equity [line items]
Beginning balance	11	3	0
Exchange differences on translation of foreign operations	(14)	8	3
Reclassification	0	0	0
Ending balance	€ (3)	€ 11	€ 3